Ally Master Owner Trust
Monthly Servicing Report
April 16, 2018

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of March 31, 2018

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$10,743,168,259.04	276,926	$38,794.36	87.80%
Used Auto	$674,294,254.98	34,838	$19,355.14	5.51%
Medium Duty Trucks	$12,278,274.34	301	$40,791.61	0.10%
Less Dealer Reserve	$1,171,457,624.77
Total	$10,258,283,163.59	312,065		93.41%

Ally Bank Retained Receivables
New Auto	$89,253,601.36	2,317	$38,521.19	0.73%
Used Auto	$664,821,324.28	31,906	$20,836.87	5.43%
Medium Duty Trucks	$130,920.80	2	$65,460.40	0.00%
DPP	$51,372,140.55	1,582	$32,472.91	0.42%
Other	$1,036,813.50	9	$115,201.50	0.01%
Total	$806,614,800.49	35,816		6.59%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$11,064,897,964.08	347,881		100.00%
Dealer Reserve	$1,171,457,624.77
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$12,236,355,588.85	347,881		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$9,601,488,214.63	1,224	78.47%
Limited	Eligible	$1,793,613,700.91	204	14.66%
Programmed	Eligible	$33,177,399.75	16	0.27%
No-Credit	Eligible	$1,461,473.07	3	0.01%
Satisfactory	Ineligible	$640,523,762.28	N/A	5.23%
Limited	Ineligible	$121,377,975.98	N/A	0.99%
Programmed	Ineligible	$27,710,838.23	N/A	0.23%
No-Credit	Ineligible	$17,002,224.00	N/A	0.14%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$12,236,355,588.85	1,447	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$8,832,858,871.25	254,745	72.19%
121-180 Days		$1,603,927,789.28	43,781	13.11%
181-270 Days		$1,043,024,018.61	28,466	8.52%
Over 270 Days		$756,544,909.71	20,889	6.18%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$12,236,355,588.85	347,881	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,804	25,137,408	78.34%
L…………………………………....	964	6,697,524	20.87%
P……………………………………	81	234,343	0.73%
N …………………………………..	8	18,512	0.06%
Total ……………………………….	4,857	32,087,787	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,857	24,244,928	79.16%
L…………………………………....	939	6,155,028	20.10%
P……………………………………	78	226,593	0.74%
N …………………………………..	1	387	—%
Total ……………………………….	4,875	30,626,936	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,881	24,043,554	80.20%
L…………………………………....	916	5,747,037	19.17%
P……………………………………	69	188,355	0.63%
N …………………………………..	—	—	—%
Total ……………………………….	4,866	29,978,946	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.